Accumulated Other Comprehensive Income: Reclassification out of Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Details
AccumulatedOtherComprehensiveIncomeReclassificationForUnrealizedNetGainsOnAvailableForSaleSecurities		$ (4,083)		$ (180)
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		(4,083)		(180)
Tax expense (benefit) portion of Reclassification Adjustment for losses (gains) included in net income		(1,429)		(63)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	[1]	$ (2,654)	[1]	$ (117)	[1]

[1]	Reclassification adjustment for (gains) included in net income, net of tax (benefit): 2012 - ($1,429); 2011 - ($63).